                                   [LOGO]
             ------------------------------------------------
                     U.S. CORE EQUITY FUND

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                     AGGRESSIVE EQUITY FUND

   -----------------------------------------------------------------------------
                     GLOBAL INDEPENDENCE FUND

   -----------------------------------------------------------------------------

                             SEMI-ANNUAL REPORT
                               APRIL 30, 2001

Table of Contents
------------------------------------------------------------------

      Letter from the Chief Investment Officer....................   1

      Fund Manager Economic and Market Reviews

                               US Core Equity Fund................   3

                               Aggressive Equity Fund.............   6

                               Global Independence Fund...........   8

      Schedule of Investments.....................................  10

      Statements of Assets and Liabilities........................  14

      Statements of Operations....................................  15

      Statements of Changes in Net Assets.........................  16

      Financial Highlights........................................  17

      Notes to Financial Statements...............................  18

Letter from the Chief Investment Officer
------------------------------------------------------------------

Dear Shareholders:

    We are pleased to present you with the CDC MPT+ Funds (the "Funds") Semi-Annual Report for the period ending April 30, 2001.

FUND PERFORMANCE AND REVIEW

    Our US CORE EQUITY FUND employs a stock picker's approach to portfolio construction and focuses only on large companies. The fund applies sophisticated quantitative methods mixed with fundamental judgment both to manage risk and to select equities in an attempt to outperform the S&P 500 Index. In the very volatile, difficult, and uncertain environment that has existed over the past six months, the Fund managed to outperform its S&P 500 benchmark, returning -12.49% against -12.59% for the S&P.

[D. SYKES WILFORD PHOTO]
D. Sykes Wilford

    As part of its review of the long-term business plan of the Funds, the Board of Trustees of the Funds, at its April 9, 2001 meeting, decided to terminate and dissolve the AGGRESSIVE EQUITY FUND and the GLOBAL INDEPENDENCE FUND. Such decision resulted from a determination that the Aggressive Equity and Global Independence Funds were not presently commercially viable retail investment vehicles in light of the highly sophisticated investment strategies they employed.

    With the global economy slowing, led by a sharp decline in the pace of capital spending growth in the United States, financial markets have become increasingly more uncertain over the outlook for the future. Accordingly, financial asset prices have exhibited a significant rise in volatility. The increase in volatility, notably in equity markets, was initiated last year by the persistent withdrawal of liquidity from financial markets all across the world. Most notably, the sharp rise in US interest rates over the first half of 2000, the abandoning of the Bank of Japan (BoJ) of its zero-interest rate policy in mid-August, and the rise in European interest rates through last October served to drain a substantial amount of liquidity from the global economy.

    But, the liquidity spigots have been reopened this year -- as the Fed has cut its key overnight interest rate by 250 basis points. Moreover, the BoJ has pushed overnight rates back down to near zero, and the European Central Bank
(ECB) recently joined, albeit reluctantly, the rate-cutting parade. However, though monetary policy is moving in the right direction, the policy actions taken thus far have been insufficient to halt the slowdown in global economic activity. Clearly, more needs to be done by policy makers to reflate the global economy.

    We believe that liquidity conditions will continue to improve all around the world over the rest of this year, as monetary policies become increasingly more accommodative. Also, as liquidity improves, we look for a return of the speculative activity and proprietary risk-taking that had exited the market when liquidity conditions were deteriorating.

    Improving liquidity conditions have important implications for financial markets. Particularly, they should increasingly relieve the markets' angst over a further acceleration in the ongoing economic slowdown. Furthermore, the likely ensuing normalization of financial-market conditions should offer a more attractive and less volatile environment for financial assets.

---1

                                                 CDC Investment Management Corp.
------------------------------------------------------------------

    US equity markets will eventually benefit from easier monetary conditions. But until the boost from increased liquidity has been sufficient to restore capital spending and to stem the fall in corporate profits, equity markets will continue to question whether policy has become sufficiently accommodative to restore growth. The easing of US monetary policy thus far has brightened the outlook for the US economy. However, it takes time for monetary policy to affect the economy.

    Consequently, the recent economic sluggishness is likely to linger and to continue to engender doubts over the advent of an economic recovery. Until equity markets can confirm that monetary policy has rekindled economic growth, look for volatility to continue to dominate equity prices.

    Looking ahead, given the aggressive US Federal Reserve action already this year, the responsibility for additional injections of global liquidity now passes to the BoJ and the ECB. While the BoJ has moved in the right direction, the Japanese economy is still constrained by inadequate liquidity, and hence deflationary conditions persist. Similarly, the ECB has been reticent to provide additional liquidity for fear of rekindling inflation -- currently elevated by higher energy prices. Without full and a timely participation by these two monetary authorities, a global recovery will be delayed. And the longer the financial markets wait for signs of a global recovery, the more uneasy they will remain.

    In a world this full of uncertainty, we are confident that our quantitative analyses will enable us to take advantage of opportunities as they are presented. Moreover, our attention to risk management and control remains critically important. Now is not the time to take risk cavalierly, but neither is it the time to be faint of heart. Though they will be difficult to identify, underlying trends will likely emerge over the next six months or so. We intend to be prepared to take advantage of them.

/s/ D. Sykes Wilford

D. Sykes Wilford
Chief Investment Officer, CDC Investment Management Corp.
June 1, 2001

                                                                           2 ---

Manager Reviews: US Core Equity Fund
------------------------------------------------------------------

FUND INFORMATION

Investment Objective: The U.S. Core Equity Fund is a diversified portfolio that seeks total return greater than that of the S&P 500 Index by investing primarily in equity securities of U.S. companies.

Fund Inception Date: June 30, 1999

Commencement of Operations:
  Institutional Class - July 1, 1999
  Investor Class - Not Operational

Expense Ratio:
  Institutional Class - 1.83% Annualized
  Investor Class - N/A

Total Net Assets (all classes): $29,013,641

[JASON WOLIN PHOTO]
 Jason Wolin

[FRANK HANLEY PHOTO]
Frank Hanley

[STEVEN KLOPUKH PHOTO]
 Steven Klopukh

PERFORMANCE

    Between November 1, 2000 and April 30, 2001, the US Core Equity Fund returned -12.49%, outperforming the S&P 500 by 0.11%. The U.S. equity market as measured by the S&P 500 Index, produced a return of -12.59% for the November 1, 2000 to April 30, 2001 period, which corresponds to the U.S. Core Equity Fund's past six months.

PORTFOLIO REVIEW

    Over the past six months, US equity markets have experienced some of the most volatile and uncertain conditions in memory. For the entire period, the NASDAQ composite index fell 37%, the S&P 500 Index declined 12%, while the Dow Jones Industrial Index slipped about 1 1/2%. However, these figures for the entire period actually conceal just how intense the downward pressure on equity prices was. At the recent market bottom in late March/early April, these three indexes had fallen 51%, 22%, and 14%, respectively. Under particular downward pressure were the stocks of technology companies and those companies most exposed to the adverse impact of a slowing economy. It took a surprise inter-meeting rate cut from the US Federal Reserve in mid-April to push the market off its lows.

---3

                                            Manager Reviews: US Core Equity Fund
------------------------------------------------------------------

    The extreme volatility of equity prices is derived largely from an extremely uncertain economic outlook, especially for the technology sectors. High-tech capital spending has hit a wall, falling 7% in this year's first quarter after having grown at double-digit rates over the preceding five years. What's more disturbing about the collapse in high-tech spending is that there does not appear to be any end in sight. Orders for high-tech goods are now declining at double-digit annual rates. And even with the recent paring of inventories (and the associated cuts in production), inventory/shipment ratios remain at undesirably high levels.

    Furthermore, both profits and rates of capacity utilization (especially in telecommunications and electronics) have plummeted. Thus, the near-term outlook for technology-sector fundamentals is indeed bleak. Whether the high-tech slump is sufficiently deep and protracted to drag down the rest of the economy remains a crucial question. At the very least, the likely continued sub-par performance of this sector will restrain the overall economy and continue to dampen the outlook for profits economy-wide.

    To be sure, market angst has been relieved somewhat by the aggressive easing of US monetary policy that has occurred since the beginning of this year. Nonetheless, firms continue to complain of a general lack of visibility going forward. Profit forecasts have been slashed from expectations of double-digit growth last summer to expectations of negative growth now.

    The abrupt loss of leadership from the technology sectors has led to some important trend reversals in the relative performance of equities. Particularly, in contrast to the last several years, small- and mid-cap issues have recently begun to outperform large-cap ones. And value stocks are now outperforming growth stocks.

    Among our quantitative strategies, those focusing on relative value and on momentum performed well during the most recent period, while our earnings surprise/estimate revision strategy performed poorly. In general, companies with larger-than-expected earnings and for whom near-term estimates were revised up, which had been trading at a premium, were sharply revalued in light of the marked slowdown in the economy. Within the portfolio, stock selection in the consumer cyclical, capital goods, and healthcare sectors made significant positive contributions to the overall performance of the Fund. The remaining sectors were mostly neutral with the exception of the financial sector, which subtracted from the overall performance.

STRATEGY AND PORTFOLIO POSITIONING

    Looking ahead, it is still uncertain whether the US economy will rebound as quickly and as sharply as the markets are now anticipating. Although there is a considerable amount of monetary stimulus in the pipeline, there has been little evidence of an economic turnaround, and firms are continuing to guide profit estimates down. Consumer spending has remained resilient, at least relative to capital spending, but consumer fundamentals continue to deteriorate. Specifically, rising corporate layoffs, persistently high energy costs, the recent decline in equity wealth, and onerous debt levels may yet take their toll on consumption in the coming months. This is a scenario for which we think the equity markets are not prepared. Consequently, we remain skeptical that an equity-market rally can be sustained until the economic

                                                                           4 ---

                                            Manager Reviews: US Core Equity Fund
------------------------------------------------------------------

outlook becomes less uncertain. Given this extraordinary amount of uncertainty, we remain broadly diversified and will look for clearer signs of an economic rebound and lower market volatility before becoming more aggressive in our positions.

Total Returns (%) for the period ended April 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Since Inception               Fiscal Year-to-Date
                                                                   Jun. 30, 1999 - Apr. 30, 2001    Nov. 1, 2000 - Apr. 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
  US Core Equity Fund                                                              -6.01%                         -12.49%

  S&P 500 Index (1)                                                                -8.98%                         -12.59%

  Lipper Growth and Income Index (2)                                               -1.08%                          -3.58%

Source:  (1) Bloomberg
         (2) Lipper Analytical Services, Inc.

* EVA-Registered Trademark- is a registered trademark of Stern Stewart & Co.

    Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees and expense reimbursements without which the total return would have been lower.

    The S&P 500 Index is a widely recognized unmanaged index of 500 publicly traded stocks that includes the reinvestment of dividends. You cannot invest directly in an index.

    The fund may also engage in other investment practices, including the purchase of foreign securities. International investing is associated with additional risks, including currency, information and political risks.

---5

Manager Reviews: Aggressive Equity Fund
------------------------------------------------------------------

FUND INFORMATION
Investment Objective: The Aggressive Equity Fund is a non-diversified portfolio that seeks total return greater than that of the S&P 500 Index by investing primarily in U.S. and Global equity and equity related securities, fixed income securities and currencies, and certain derivative instruments.

Fund Inception Date: June 30, 1999
Fund Dissolution Date: April 26, 2001

Commencement of Operations:
  Institutional Class - July 1, 1999
  Investor Class - Not Operational

Expense Ratio:
  Institutional Class - 2.20% Annualized
  Investor Class - N/A

Total Net Assets (all classes): $27,978,342
[D. SYKES WILFORD PHOTO]
 D. Sykes Wilford
[JOSE M. QUINTANA PHOTO]
Jose M. Quintana
[ANDREW DALTON PHOTO]
 Andrew Dalton

PERFORMANCE
    The Aggressive Equity Fund was closed in accordance with Board of Directors instructions on April 26, 2001. From November 1, 2000 to April 26, 2001, when the Fund ceased operation, the Aggressive Equity Fund returned -17.17% under performing the S&P 500 Index benchmark by 3.53%. With the profit outlook continuing to deteriorate and consequently, equity prices continuing to fall, the S&P 500 index fell -12.59% over this period.

PORTFOLIO REVIEW
    Long equity positions were battered further over the November-March period, as sharply decaying global economic conditions, led by a collapse in US capital spending on information technology, placed extreme downward pressure on equity prices worldwide.

    The performance of the Fund over the last five months of its existence, was supported largely by its currency positions. It especially benefited from the decline of the Japanese yen against the US dollar over this period. A combination of interest-rate differentials, yield curve shapes, and liquidity conditions prompted our model to favor the US dollar over the yen. With the Japanese economy weakening to near-recession, we felt comfortable with the model's recommended position.

                                                                           6 ---

                                         Manager Reviews: Aggressive Equity Fund
------------------------------------------------------------------

    Our quantitative model also favored the US dollar against the Australian and the Canadian dollars, positions that served to boost the portfolio's overall return. The slowdown in the pace of economic activity and the continued decline in equity prices over this period led to a general decline in interest rates. Consequently, bond allocations, which were net long for most of the period, also contributed to performance. These gains helped to offset losses in equity positions in which we had a long bias despite generally bearish conditions. Many of the currency positions were intended as hedges for the Fund's equity positions.

Total Returns (%) for the period ended April 26, 2000
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Since Inception               Fiscal Year-to-Date
                                                                   Jun. 30, 1999 - Apr. 26, 2001    Nov. 1, 2000 - Apr. 26, 2001
--------------------------------------------------------------------------------------------------------------------------------
  Aggressive Equity Fund                                                          -12.35%                         -17.17%

  S&P 500 Index (1)                                                               -10.07%                         -13.64%

  Lipper Growth and Income Index (2)                                               -2.10%                          -4.58%

Source:  (1) Bloomberg
         (2) Lipper Analytical Services, Inc.

    Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees and expense reimbursements without which the total return would have been lower.

    The S&P 500 Index is a widely recognized unmanaged index of 500 publicly traded stocks that includes the reinvestment of dividends. You cannot invest directly in an index.

    The fund may also engage in other investment practices, including the purchase of foreign securities. International investing is associated with additional risks, including currency, information and political risks.

---7

Manager Reviews: Global Independence Fund
------------------------------------------------------------------

FUND INFORMATION

Investment Objective: The Global Independence Fund is a non-diversified portfolio that seeks total return, on a risk adjusted basis, consistent with the preservation of capital by investing primarily in the global equity, global fixed income and currency markets.

Fund Inception Date: June 30, 1999
Fund Dissolution Date: April 26, 2001

Commencement of Operations:
  Institutional Class - July 1, 1999
  Investor Class - Not Operational

Expense Ratio:
  Institutional Class - 2.35% Annualized
  Investor Class - N/A

Total Net Assets (all classes): $31,899,907
[D. SYKES WILFORD PHOTO]
 D. Sykes Wilford
[JOSE M. QUINTANA PHOTO]
Jose M. Quintana
[ANDREW DALTON PHOTO]
 Andrew Dalton

PERFORMANCE

    The Global Independence Fund was closed in accordance with Board of Directors instructions on April 26, 2001. From November 1, 2000 to April 26, 2001, when the Fund ceased operation, the Global Independence Fund returned -2.23%, outperforming its blended benchmark (50% JP Morgan Government Bond Index and 50% Morgan Stanley Global Equity Index) by 2.32%. The blended benchmark (50% JP Morgan Government Bond Index and 50% Morgan Stanley Global Equity Index) returned -4.56% for the period. Despite an aggressive change of direction in US monetary policy, equity prices continued to fall and financial-market volatility rose markedly, as the global economy slowed sharply and the profit outlook continued to deteriorate.

PORTFOLIO REVIEW

    The performance of the Fund over the last five months of its existence, was supported largely by its currency positions. It especially benefited from the decline of the Japanese yen against the US dollar over this period. A combination of interest-rate differentials, yield curve shapes, and liquidity conditions prompted our model to favor the US dollar over the yen. We agreed wholeheartedly given the weakening economic conditions in Japan, which now appears to be in recession once again.

    Our quantitative model also favored the US dollar against the Australian and the Canadian dollars, positions that served to boost the portfolio's overall return. The slowdown in the pace of economic activity and the continued decline in equity prices over this period led to a general decline in interest rates. Consequently, bond allocations, which were net long for most of the period, also contributed to performance. These gains helped to offset losses in equity positions in which we had a long bias despite generally bearish conditions. Many of the currency positions were intended as hedges for the Fund's equity positions.

                                                                           8 ---

                                       Manager Reviews: Global Independence Fund
------------------------------------------------------------------

Total Returns (%) for the period ended April 26, 2000
--------------------------------------------------------------------------------------------------------------------------------
                                                                          Since Inception               Fiscal Year-to-Date
                                                                   Jun. 30, 1999 - Apr. 26, 2001    Nov. 1, 2000 - Apr. 26, 2001
--------------------------------------------------------------------------------------------------------------------------------
  Global Independence Fund                                                         14.13%                          -2.23%

  Blended Benchmark:                                                               -2.59%                          -4.56%
    50% JP Morgan Global Gov't Bond Index (1)
    50% Morgan Stanley Global Equity Index (2)

  Lipper Global Flex Index (3)                                                      5.00%                          -4.56%

Source:  (1) Bloomberg
         (2) MSCI Inc.
         (3) Lipper Analytical Services, Inc.

    Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees and expense reimbursements without which the total return would have been lower.

    The Morgan Stanley Global Equity Index is a market capitalization weighted equity index composed of at least 1,600 sample companies from twenty-two countries. The JP Morgan Global Government Bond Index is a total return index that tracks the traded sovereign issues of thirteen international markets. You cannot invest directly in an index.

    The fund may also engage in other investment practices, including the purchase of foreign securities. International investing is associated with additional risks, including currency, information and political risks.

---9

CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
Schedule of Investments, April 30, 2001 (Unaudited)

--------------------------------------------------------------------
NAME OF ISSUER                                           MARKET
AND TITLE OF ISSUE                         SHARES        VALUE
--------------------------------------------------------------------
COMMON STOCK -- 98.7%
--------------------------------------------------------------------
AEROSPACE -- 2.7%
  Boeing Co.                                 4,600  $        284,280
  General Dynamics Corp.                     3,300           254,364
  Northrop Grumman Corp.                     1,600           144,400
  United Technologies Corp.                  1,300           101,504
                                                    ----------------
                                                             784,548
                                                    ----------------
AIRLINES -- 0.5%
  Delta Air Lines, Inc.                      3,400           149,702
                                                    ----------------
ALUMINUM -- 0.3%
  Alcoa, Inc.                                2,200            91,080
                                                    ----------------
AUTOMOBILES & TRUCKS -- 0.5%
  General Motors Corp.                       2,482           136,038
                                                    ----------------
BANKING -- 6.5%
  BB&T Corp.                                 3,600           127,512
  Comerica, Inc.                             2,800           144,004
  Fifth Third Bancorp                        1,500            80,640
  FleetBoston Financial Corp.               10,030           384,851
  Golden West Financial Corp.                1,700            99,790
  J.P. Morgan Chase & Co.                    4,900           235,102
  Northern Trust Corp.                       2,300           149,569
  PNC Bank Corp.                             2,900           188,703
  U.S. Bancorp                              13,578           287,582
  Wells Fargo & Co.                          4,200           197,274
                                                    ----------------
                                                           1,895,027
                                                    ----------------
BEVERAGES -- 1.5%
  Coca-Cola Co.                              5,800           267,902
  PepsiCo, Inc.                              3,600           157,716
                                                    ----------------
                                                             425,618
                                                    ----------------
BREWERY -- 0.5%
  Anheuser-Busch Cos., Inc.                  4,000           159,960
                                                    ----------------
BUSINESS EQUIPMENT & SERVICES -- 0.7%
  Automatic Data Processing, Inc.            1,200            65,100
  Cendant Corp. (a)                          8,000           141,920
                                                    ----------------
                                                             207,020
                                                    ----------------
CHEMICALS -- 1.4%
  Du Pont (E.I.) de Nemours & Co.            6,900           311,811
  FMC Corp. (a)                              1,300            93,197
                                                    ----------------
                                                             405,008
                                                    ----------------
COMPUTERS -- 5.6%
  3Com Corp. (a)                            23,800           155,176
--------------------------------------------------------------------
NAME OF ISSUER                                           MARKET
AND TITLE OF ISSUE                         SHARES        VALUE
--------------------------------------------------------------------
COMPUTERS (CONTINUED)
  Cisco Systems, Inc. (a)                   19,400  $        329,412
  Compaq Computer Corp.                      6,900           120,750
  Gateway, Inc. (a)                          4,400            83,600
  Hewlett-Packard Co.                        7,300           207,539
  International Business Machines Corp.      4,700           541,158
  Sun Microsystems, Inc. (a)                11,200           191,744
                                                    ----------------
                                                           1,629,379
                                                    ----------------
COMPUTER SOFTWARE -- 6.0%
  Computer Sciences Corp. (a)                3,100           110,453
  EMC Corp.                                  5,800           229,680
  Intuit, Inc. (a)                           3,800           121,752
  Microsoft Corp. (a)                       13,300           901,075
  Oracle Corp. (a)                           6,300           101,808
  PeopleSoft, Inc. (a)                       3,900           144,456
  Siebel Systems, Inc. (a)                   2,600           118,508
                                                    ----------------
                                                           1,727,732
                                                    ----------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 7.5%
  Corning, Inc.                              8,000           175,760
  General Electric Co.                      23,000         1,116,190
  Illinois Tool Works, Inc.                  1,900           120,422
  ITT Industries, Inc.                       2,000            88,140
  SPX Corp. (a)                                800            90,088
  Textron, Inc.                              1,400            74,228
  Tyco International Ltd.                    9,600           512,352
                                                    ----------------
                                                           2,177,180
                                                    ----------------
ELECTRONIC COMPONENTS -- 1.5%
  LSI Logic Corp. (a)                        3,900            79,833
  Motorola, Inc.                             7,500           116,625
  Sanmina Corp. (a)                          2,600            75,790
  Solectron Corp. (a)                        6,300           160,335
                                                    ----------------
                                                             432,583
                                                    ----------------
ENVIRONMENTAL SERVICES -- 0.3%
  Waste Management, Inc.                     3,300            80,553
                                                    ----------------
FINANCIAL SERVICES -- 8.1%
  American Express Co.                       7,200           305,568
  Charles Schwab Corp.                       3,200            63,360
  Citigroup, Inc.                           18,261           897,507
  Federal National Mortgage Association      3,200           256,832
  First Union Corp.                          5,700           170,829
  KeyCorp                                    5,300           122,854
  Lehman Brothers Holdings, Inc.             1,900           138,225

The accompanying notes are an integral part of these financial statements.

                                                                           10---

CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
Schedule of Investments, April 30, 2001 (Unaudited)

--------------------------------------------------------------------
NAME OF ISSUER                                           MARKET
AND TITLE OF ISSUE                         SHARES        VALUE
--------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
  Merrill Lynch & Co., Inc.                  3,300  $        203,610
  The Bear Stearns Cos., Inc.                2,800           140,840
  Washington Mutual, Inc.                    1,200            59,916
                                                    ----------------
                                                           2,359,541
                                                    ----------------
FOOD -- 1.2%
  H.J. Heinz Co.                             3,700           144,855
  Quaker Oats Co.                            2,000           194,000
                                                    ----------------
                                                             338,855
                                                    ----------------
HEALTH CARE MANAGEMENT -- 1.5%
  Manor Care, Inc. (a)                       4,700           109,040
  Tenet Healthcare Corp. (a)                 4,000           178,560
  Wellpoint Health Networks, Inc. --
    Class A (a)                              1,400           137,550
                                                    ----------------
                                                             425,150
                                                    ----------------
HOUSEHOLD & PERSONAL CARE -- 2.4%
  Clorox Co.                                 3,500           111,405
  Kimberly-Clark Corp.                       3,200           190,080
  Newell Rubbermaid, Inc.                    3,200            86,272
  Procter & Gamble Co.                       1,100            66,055
  The Estee Lauder Cos., Inc. -- Class A     2,900           115,275
  Whirlpool Corp.                            2,200           122,694
                                                    ----------------
                                                             691,781
                                                    ----------------
INSURANCE -- 4.1%
  American International Group, Inc.         4,150           339,470
  CIGNA Corp.                                  800            85,360
  Hartford Financial Services Group,
    Inc.                                     2,500           155,250
  Lincoln National Corp.                     2,100            96,936
  Marsh & McLennan Cos., Inc.                1,700           163,948
  The St. Paul Cos., Inc.                    3,700           166,870
  UnumProvident Corp.                        6,400           191,424
                                                    ----------------
                                                           1,199,258
                                                    ----------------
MACHINERY & EQUIPMENT -- 0.9%
  Ingersoll-Rand Co.                         2,900           136,300
  Johnson Controls, Inc.                     1,600           115,840
                                                    ----------------
                                                             252,140
                                                    ----------------
MANUFACTURING -- 0.6%
  Ball Corp.                                 3,600           165,600
                                                    ----------------
--------------------------------------------------------------------
NAME OF ISSUER                                           MARKET
AND TITLE OF ISSUE                         SHARES        VALUE
--------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.6%
  Guidant Corp. (a)                          3,200  $        131,200
  Johnson & Johnson                          6,500           627,120
                                                    ----------------
                                                             758,320
                                                    ----------------
MULTIMEDIA -- 4.0%
  AOL Time Warner, Inc. (a)                 13,050           659,025
  Viacom, Inc. (a)                           6,900           359,214
  Walt Disney Co.                            4,400           133,100
                                                    ----------------
                                                           1,151,339
                                                    ----------------
OIL & GAS -- 8.1%
  Anadarko Petroleum Corp.                   2,700           174,474
  Apache Corp.                               1,400            89,544
  BP Amoco Plc., (ADR)                       2,700           146,016
  El Paso Corp.                              3,300           227,040
  Enron Corp.                                1,600           100,352
  EOG Resources, Inc.                        3,200           148,448
  Exxon Mobil Corp.                          9,276           821,854
  Nabors Industries, Inc. (a)                1,900           113,278
  Noble Drilling Corp. (a)                   1,900            92,150
  Phillips Petroleum Co.                     2,200           131,120
  Royal Dutch Petroleum Co., (ADR)           3,600           214,308
  Texaco, Inc.                               1,300            93,964
                                                    ----------------
                                                           2,352,548
                                                    ----------------
PAPER & RELATED PRODUCTS -- 0.6%
  International Paper Co.                    1,300            50,934
  Westvaco Corp.                             4,400           116,072
                                                    ----------------
                                                             167,006
                                                    ----------------
PHARMACEUTICALS -- 9.8%
  Abbott Laboratories                        2,300           106,674
  Amgen, Inc. (a)                            1,300            79,482
  Bristol-Myers Squibb Co.                   2,300           128,800
  Lilly (Eli) & Co.                          2,200           187,000
  Merck & Co., Inc.                          7,300           554,581
  Pfizer, Inc.                              22,175           960,177
  Pharmacia Corp.                            5,500           287,430
  Schering-Plough Corp.                     11,000           423,940
  Watson Pharmaceuticals, Inc. (a)           2,100           104,580
                                                    ----------------
                                                           2,832,664
                                                    ----------------
RESTAURANTS -- 0.4%
  Wendy's International, Inc.                4,500           113,985
                                                    ----------------
RETAIL -- 4.8%
  AutoZone, Inc. (a)                         3,300           103,422

The accompanying notes are an integral part of these financial statements.

---11

                                         CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
                             Schedule of Investments, April 30, 2001 (Unaudited)

--------------------------------------------------------------------
NAME OF ISSUER                                           MARKET
AND TITLE OF ISSUE                         SHARES        VALUE
--------------------------------------------------------------------
RETAIL (CONTINUED)
  BJ's Wholesale Club, Inc. (a)              2,700  $        122,310
  Federated Department Stores, Inc. (a)      3,900           167,622
  RadioShack Corp.                           3,300           101,079
  Safeway, Inc. (a)                          3,400           184,620
  Sears, Roebuck & Co.                       4,100           151,085
  SUPERVALU, Inc.                            7,800           106,626
  Wal-Mart Stores, Inc.                      8,900           460,486
                                                    ----------------
                                                           1,397,250
                                                    ----------------
SEMICONDUCTORS -- 2.2%
  Intel Corp.                               11,860           366,593
  National Semiconductor
    Corp. (a)                                3,900           112,320
  Texas Instruments, Inc.                    4,500           174,150
                                                    ----------------
                                                             653,063
                                                    ----------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 8.3%
  AT & T Corp.                               6,740           150,167
  BellSouth Corp.                            4,300           180,428
  Comcast Corp. -- Class A (a)               4,300           188,813
  Global Crossing Ltd. (a)                   8,000           100,240
  Lucent Technologies, Inc.                 15,359           153,744
  QUALCOMM, Inc. (a)                         4,500           258,120
  SBC Communications, Inc.                   5,716           235,785
  Scientific-Atlanta, Inc.                   1,300            75,049
  Sprint Corp., (FON Group)                 10,200           218,076
  Sprint Corp. (a)                           8,100           207,603
  Verizon Communications                     6,730           370,621
  WorldCom, Inc. (a)                        15,400           281,050
                                                    ----------------
                                                           2,419,696
                                                    ----------------
TOBACCO -- 1.4%
  Philip Morris Co.                          8,200           410,902
                                                    ----------------
--------------------------------------------------------------------
NAME OF ISSUER                                           MARKET
AND TITLE OF ISSUE                         SHARES        VALUE
--------------------------------------------------------------------
TRANSPORTATION -- 0.5%
  Ryder System, Inc.                         3,500  $         69,335
  United Parcel Service, Inc. -- Class B     1,400            80,430
                                                    ----------------
                                                             149,765
                                                    ----------------
UTILITIES - ELECTRIC -- 1.7%
  Dominion Resources, Inc.                   2,200           150,678
  Duke Energy Corp.                          5,200           243,152
  Reliant Energy, Inc.                       1,900            94,145
                                                    ----------------
                                                             487,975
                                                    ----------------
--------------------------------------------------------------------
TOTAL COMMON STOCK --
  (COST $28,997,636)                                      28,628,266
--------------------------------------------------------------------

---------------------------------------------------------------------
                                          PRINCIPAL
---------------------------------------------------------------------
TIME DEPOSIT -- 1.3%
---------------------------------------------------------------------
TIME DEPOSIT -- 1.3%
  State Street Cayman Islands 4.625% due
    05/01/2001                            $378,659            378,659
---------------------------------------------------------------------
TOTAL TIME DEPOSIT -- (COST $378,659)                         378,659
---------------------------------------------------------------------
TOTAL INVESTMENTS --
  (COST $29,376,295) -- 100.0%                             29,006,925
---------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 0.0%                           6,716
---------------------------------------------------------------------
NET ASSETS -- 100.0%                                 $     29,013,641
=====================================================================

(a)  Non-income producing security
ADR  American Depository Receipt
  *  Aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of these financial statements.

                                                                           12---

CDC MPT+ FUNDS -- U.S. CORE EQUITY FUND
Schedule of Investments, April 30, 2001 (Unaudited)

SCHEDULE OF OPEN FUTURES CONTRACTS AT APRIL 30, 2001

------------------------------------------------------------------------------
                                                        TOTAL
NUMBER OF                                             CONTRACT     UNREALIZED
CONTRACTS       CONTRACT DESCRIPTION                    VALUE     APPRECIATION
------------------------------------------------------------------------------
      1    S&P 500 Index Future June 2001  Long       $318,125       $4,050

The accompanying notes are an integral part of these financial statements.

---13

CDC MPT+ FUND
Statement of Assets and Liabilities
April 30, 2001 (Unaudited)

---------------------------------------------------------------
                                                     U.S. CORE
                                                    EQUITY FUND
---------------------------------------------------------------
ASSETS:
Investments in securities, at market value          $29,006,925
Cash                                                     17,750
Dividends and interest receivable                        14,996
Prepaid expenses                                          3,090
Reimbursement due from Adviser                           60,606
---------------------------------------------------------------
    Total Assets                                     29,103,367
---------------------------------------------------------------
LIABILITIES:
Payable for futures variation                             1,050
Advisory fee                                             46,439
Trustees fees                                               400
Administration fee                                        8,189
Transfer agent fee                                        3,950
Custodian fees                                           12,187
Other accrued expenses                                   17,511
---------------------------------------------------------------
    Total Liabilities                                    89,726
---------------------------------------------------------------
Net Assets                                          $29,013,641
===============================================================
NET ASSETS CONSIST OF:
Paid in capital                                     $30,866,847
Undistributed net investment loss                       (64,564)
Accumulated net realized loss on investments and
  futures contracts                                  (1,425,147)
Net unrealized depreciation on investments and
  other net assets                                     (363,495)
---------------------------------------------------------------
    Net Assets                                      $29,013,641
===============================================================
INSTITUTIONAL SHARES:
Shares of beneficial interest outstanding, no par
  value (Unlimited Authorized)                        3,097,548
===============================================================
Net asset value, offering and redemption price per
  share*                                            $      9.37
===============================================================
Investments, at cost                                $29,376,295
===============================================================

  *  Shares held less than 90 days are subject to a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

                                                                           14---

                                                                   CDC MPT+ FUND
                                                         Statement of Operations
                             For the six months ended April 30, 2001 (Unaudited)

--------------------------------------------------------------------
                                                       U.S. CORE
                                                      EQUITY FUND
--------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $50)  $        178,686
  Interest                                                    39,003
                                                    ----------------
    Total investment income                                  217,689
                                                    ----------------
EXPENSES:
  Investment advisory                                        228,253
  Administrative                                              46,506
  Audit                                                       12,067
  Custodian                                                   70,680
  Legal                                                        5,028
  Transfer agent                                              18,100
  Registration                                                16,653
  Trustees                                                    11,061
  Printing                                                     3,017
  Miscellaneous                                                1,146
                                                    ----------------
    Total expenses                                           412,511
    Less expenses reimbursed by the investment
     adviser                                                (130,258)
                                                    ----------------
    Net expenses                                             282,253
--------------------------------------------------------------------
NET INVESTMENT INCOME LOSS                                   (64,564)
--------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS:
  Net realized loss on investments                        (1,103,592)
  Net realized loss on futures contracts                    (291,930)
  Net change in unrealized depreciation on
    investments, and futures contracts                    (2,823,859)
                                                    ----------------
  Net realized and unrealized gain on investments
    and futures contracts                                 (4,219,381)
--------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $     (4,283,945)
====================================================================

The accompanying notes are an integral part of these financial statements.

---15

                                                                   CDC MPT+ FUND
                                             Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                           U.S. CORE EQUITY
                                          --------------------------------------------------
                                                SIX MONTHS ENDED             YEAR ENDED
                                           APRIL 30, 2001 (UNAUDITED)     OCTOBER 31, 2000
--------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss                           $        (64,564)         $       (349,439)
  Net realized (loss)/gain on
    investments and futures contracts                 (1,395,522)                  540,805
  Net change in unrealized
    (depreciation)/appreciation on
    investments and futures contracts                 (2,823,859)                2,225,621
                                                ----------------          ----------------
    Net (decrease)/increase in net
      assets from operations                          (4,283,945)                2,416,987
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        0                         0
  Net realized gain on investments                      (100,274)                   (3,065)
--------------------------------------------------------------------------------------------
FROM FUND SHARES TRANSACTIONS:
  Proceeds of shares sold                                567,867                 4,537,864
  Shares issued to shareholders in
    reinvestment of distributions                         95,299                     3,064
  Cost of redemptions                                 (3,055,409)                 (484,837)
                                                ----------------          ----------------
    Net (decrease)/increase in net
      assets from Fund share
      transactions                                    (2,392,243)                4,056,091
--------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets                 (6,776,462)                6,470,013
--------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                 35,790,103                29,320,090
                                                ----------------          ----------------
  End of period (a)                             $     29,013,641          $     35,790,103
============================================================================================
(a) Including undistributed net
  investment loss                               $        (64,564)         $              0

The accompanying notes are an integral part of these financial statements.

                                                                           16---

CDC MPT+ FUND
Financial Highlights

-------------------------------------------------------------------------------
                                                U.S. CORE EQUITY --
                                                INSTITUTIONAL SHARES
                                     ------------------------------------------
                                     SIX MONTHS
                                        ENDED       YEAR           PERIOD
                                       4/30/01      ENDED          ENDED
                                     (UNAUDITED)  10/31/00      10/31/99(A)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $10.74     $10.01              $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                   (0.02)     (0.10)              (0.03)
    Net realized and unrealized
      gain on investments and
      futures contracts                   (1.32)      0.83                0.04
                                     ----------   --------   -----------------
        Total from investment
          operations                      (1.34)      0.73                0.01
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Distributions from net
      investment income                    0.00       0.00                0.00
    Distributions from net realized
      gains                               (0.03)      0.00*               0.00
                                     ----------   --------   -----------------
        Total distributions               (0.03)      0.00                0.00
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $9.37     $10.74              $10.01
===============================================================================

TOTAL RETURN (b)                       (12.49)%      7.30%               0.10%
===============================================================================

RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
    Net assets, end of period (in
      000's)                         $   29,014   $ 35,790   $          29,320
    Ratio of operating expenses to
      average net assets                  1.83%(c)    2.19%              2.07%(c)
    Ratio of net investment loss to
      average net assets                (0.42)%(c)  (0.97)%            (0.93)%(c)
    Ratio of operating expenses to
      average net assets without
      expenses reimbursed by
      investment adviser                  2.67%(c)    2.86%              3.22%(c)
    Portfolio turnover                      61%        89%                 42%
===============================================================================

  *  Amount is less than $.01.
(a)  The CDC MPT+ Funds commenced investment operations on July 1, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.

The accompanying notes are an integral part of these financial statements.

---17

                                                                  CDC MPT+ FUNDS
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 2001 (Unaudited)

NOTE A-ORGANIZATION

    CDC MPT+ Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust consists of three funds, each having distinct investment objectives and policies: U.S. Core Equity Fund (diversified portfolio), Aggressive Equity Fund (non-diversified portfolio), and Global Independence Fund (non-diversified portfolio), (individually, the "Fund", and collectively, the "Funds").

    The Trust was organized as a Delaware business trust on October 13, 1998. Prior to April 20, 1999, the Trust had no activity other than its organization. On April 20, 1999, the U.S. Core Equity Fund issued 3,334 Institutional shares, Aggressive Equity Fund and Global Independence Fund issued 3,333 Institutional shares at net asset value (the "Initial Shares") to CDC Investment Management Corporation (the "Adviser"). Investment operations for each Fund commenced
July 1, 1999. The Aggressive Equity Fund and the Global Independence Fund were dissolved as of April 26, 2001.

NOTE B-SIGNIFICANT ACCOUNTING POLICIES

    THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE TRUST IN THE PREPARATION OF ITS FINANCIAL STATEMENTS.

SECURITY VALUATION- Securities listed on a U.S. securities exchange (including securities traded through NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sales price at the time the valuation is made, or in the absence of sales, at the mean between the bid and asked quotations. Options are generally valued at the last sale price or, in the absence of a last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. Short-term obligations and other debt obligations, with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, options and futures contracts for which market quotations are not available and certain other assets of the Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Trustees. Currently, no such securities are valued by the Trustees.

REPURCHASE AGREEMENTS- The Fund may agree to purchase securities from a bank or a recognized securities dealer as approved by the Board of Trustees and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or

                                                                           18---

CDC MPT+ FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2001 (Unaudited)
bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION- The Fund maintains its books and records in U.S. dollars. The value of securities, currencies, or other assets and liabilities denominated in currencies other than the U.S. dollar is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

DERIVATIVE FINANCIAL INSTRUMENTS- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS- The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date. At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. See the Schedule of Investments for a listing of open forward foreign currency exchange contracts at April 30, 2001.

FUTURES CONTRACTS- The Fund may engage in a number of strategies involving futures. The Fund may enter into foreign currency, interest rate and stock index futures contracts traded on exchanges designated by the Commodity Futures Trading Commission or consistent with CFTC regulations on foreign exchanges. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the contract is made. No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to

---19

                                                                  CDC MPT+ FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      April 30, 2001 (Unaudited)
meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

    At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although The Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such an event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance. See the Schedule of Investments for open futures contracts at April 30, 2001.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES- Securities transactions are recorded on the financial statements based on trade date. Gains and losses on sales of investments are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES- The Fund is a separate entity for Federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains. Accordingly, no provision for Federal income tax or excise tax has been made.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS- The Fund will pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

REDEMPTION OF FUND SHARES- The Fund will deduct a redemption fee equal to 1.00% of the net asset value of the shares from the redemption amount if a shareholder sells shares after holding them less

                                                                           20---

CDC MPT+ FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2001 (Unaudited)
than 90 days. This fee is paid to the Fund, and is designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. For the period ended April 30, 2001, there were no redemption fees collected.

ORGANIZATION EXPENSES- The Adviser has borne all costs associated with the organization of the Trust.

USE OF ESTIMATES- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE C-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Management Agreement with the Adviser, under which the Adviser manages the investments of the Fund. The management fee paid to the Adviser for providing advisory services to the Fund consists of a basic fee and a performance adjustment calculated by comparing the Fund's performance to a target. The basic fee is 1.00% of the Fund's average daily net assets. This basic management fee may be adjusted upward or downward by applying the performance adjustment. The performance adjustment is calculated monthly by comparing the Fund's investment performance to the S&P 500 Index. The difference between the Fund's performance compared to the performance of the S&P 500 Index for the Fund's is multiplied by an performance adjustment factor rate of 25%. The annualized performance adjustment is limited to no greater than 1.00% and no less than (1.00%). The Fund's performance is calculated based on its net asset value per share after expenses but before the management fee. For the first year of operations, the performance adjustment was based on inception to date performance, afterward, on a rolling twelve-month basis.

    The Adviser has agreed, through March 31, 2002, to reimburse expenses to the Fund if necessary so that the Fund's "Other Expenses" (all expenses with the exception of interest, taxes, brokerage, extraordinary expenses including litigation expenses and management fees), do not exceed 0.35% of the Fund's average net assets.

    The Trust pays Trustees who are not "affiliated persons" (as defined in the 1940 Act) of CDC Investment Management Corporation, the administrator or distributor an annual fee of $10,000 and $3,000 for each meeting attended by the Trustee for services as Trustee, and each such Trustee is reimbursed for expenses incurred with the Trustee's attendance at meetings.

    As of April 30, 2001, CDC Investment Management Corporation and its affiliates held 99% of the Fund's outstanding shares.

---21

                                                                  CDC MPT+ FUNDS
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      April 30, 2001 (Unaudited)

NOTE D-PURCHASES AND SALES OF SECURITIES

    The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund for the period ended April 30, 2001 were as follows:

----------------------------------------------------------------------------------------------
                                                           COST OF
                                                          PURCHASES        PROCEEDS FROM SALES
----------------------------------------------------------------------------------------------
 U.S. Core Equity Fund                                   $18,940,117           $19,846,401

NOTE E-CAPITAL STOCK TRANSACTIONS

    The tables below summarizes the transactions in Fund shares for the periods indicated.

-----------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                 4/30/2001           10/31/2000
U.S. CORE EQUITY FUND                                         ----------------       ----------
                                                                   SHARES              SHARES
-----------------------------------------------------------------------------------------------
 Issued from the sale of shares                                     55,947            450,970

  Issued from the reinvestment of distributions                      9,646                290

  Redeemed                                                        (301,025)           (47,242)
-----------------------------------------------------------------------------------------------

  Net Change                                                      (235,432)           404,018
===============================================================================================

                                                                           22---

NOTES:
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
Trustees and Officers
------------------------------------------------------------------

TRUSTEE
Luc de Clapiers

TRUSTEE
Richard Levich, Ph.D.

TRUSTEE
Mike West, Ph.D.

TRUSTEE
Arnold Zellner, Ph.D.

CHIEF INVESTMENT OFFICER
D. Sykes Wilford, Ph.D.

CHIEF FINANCIAL OFFICER
C. Peter Paterno

INVESTMENT OFFICER
Andrew Dalton

INVESTMENT OFFICER
Jason Wolin

VICE PRESIDENT & INVESTMENT OFFICER
Jose M. Quintana, Ph.D.

ASSISTANT SECRETARY
Charles Rosenberg

INVESTMENT ADVISER
CDC Investment Management Corp.
1251 Avenue of the Americas, 16th Floor
New York, New York 10020

DISTRIBUTION AND SHAREHOLDER SERVICING AGENT
CDC IXIS Asset Management Distributors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

LEGAL COUNSEL
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019

This report has been prepared for the shareholders of the Funds and is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by an effective prospectus.

For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 774-9838 or by writing to the Funds at P.O. Box 8122, Boston, Massachusetts, 02266-8122.